Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

On November 6, 2025, the Company received a written notice from Nasdaq indicating that the Company no longer meet the continued listing requirement of minimum Market Value of Publicly Held Shares (“MVPHS”) for Nasdaq, because our MVPHS for the last 30 consecutive business days was below the minimum MVPHS requirement of US$15 million. The Company were granted a grace period of 180 calendar days, expiring on May 5, 2026, in which to regain compliance. To regain compliance, our MVPHS must close at US$15 million or more for a minimum of ten consecutive business days during the compliance period, unless Nasdaq exercises its discretion to extend this ten-day period.

On March 24, 2026, the Company entered into a binding acquisition agreement with Ningbo Xunxi Technology Co., Ltd. (“Xunxi”). Pursuant to the agreement, the Company conditionally agreed to acquire 100% equity interest of Xunxi for a total consideration of RMB50 million (comprising RMB40 million in cash and RMB10 million in stock options). This acquisition aims to integrate Xunxi’s enterprise procurement platform to expand the Company’s “B2B2C” business ecosystem. As of the approval date of this report, the closing remains subject to the satisfaction of customary conditions.

On April 2, 2026, the Company received another written notice from Nasdaq indicating the Company are not in compliance with the US$1.00 minimum bid price requirement under the Nasdaq Listing Rules. Based on the closing bid price of the our ADSs from February 18, 2026 to April 1, 2026, we have not met the minimum bid price requirement set forth in the Nasdaq Listing Rules during that period. The Company were granted a grace period of 180 calendar days, expiring on September 29, 2026, in which to regain compliance. To regain compliance, the closing bid price of our ADSs must meet or exceed US$1.00 per ADS for at least ten consecutive business days during the compliance period, unless Nasdaq exercises its discretion to extend this ten-day period.

On April 29, 2026, the Company announced a change in the ratio of its American Depositary Shares (ADSs) to Class A ordinary shares from 1 ADS representing 25 shares to 1 ADS representing 375 shares, effective as a 15-for-1 reverse split on or around May 18, 2026 (U.S. Eastern Time). The ADSs will continue to trade on Nasdaq under the ticker symbol “YMT”.